The Company and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Accounting Policies [Abstract]
The Company and Significant Accounting Policies
THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying condensed consolidated financial statements of Safeway Inc. and subsidiaries (“Safeway” or the “Company”) for the 12 weeks ended March 22, 2014 and March 23, 2013 are unaudited and, in the opinion of management, contain all adjustments that are of a normal and recurring nature necessary to present fairly the financial position and results of operations for such periods. These condensed consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared on an accrual basis in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) have been condensed or omitted, pursuant to SEC regulations. The condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes contained in Exhibit 99.3 to the Current Report on Form 8-K to which this Exhibit 99.4 is attached (the "Current Report on Form 8-K"). The results of operations for the 12 weeks ended March 22, 2014 are not necessarily indicative of the results expected for the full year or other future periods.
The notes to the consolidated financial statements exclude discontinued operations, unless otherwise noted. Historical financial information for Canada Safeway Limited ("CSL"), Dominick's and Blackhawk presented in the consolidated income statements has been reclassified to discontinued operations to conform to current-year presentation.
Recent Developments
On March 6, 2014, Safeway entered into an Agreement and Plan of Merger (as amended on April 7, 2014 and on June 13, 2014 the “Merger Agreement”), with AB Acquisition LLC (“AB Acquisition”), Albertson’s Holdings LLC (“Albertsons Holdings”), a subsidiary of AB Acquisition, Albertson’s LLC (“Albertson’s LLC”), a subsidiary of Albertsons Holdings, and Saturn Acquisition Merger Sub, Inc. (“Merger Sub” and together with AB Acquisition, Albertsons Holdings and Albertson’s LLC, “Albertsons”), a subsidiary of Albertsons Holdings, pursuant to which the parties agreed that, on the terms and subject to the conditions set forth in the Merger Agreement, Albertsons Holdings will acquire Safeway.
The Merger Agreement provides that, at the closing of the transactions contemplated thereby, Merger Sub will be merged with and into Safeway (the “Merger”), with Safeway continuing as the surviving corporation. Pursuant to the Merger, each outstanding share of common stock of Safeway will cease to be outstanding and will (other than excluded dissenting shares and shares held in treasury) be converted into the right to receive:
(i) $32.50 in cash,
(ii) pro-rata distributions of net proceeds with respect to certain sales of

(x)
Safeway’s real-estate development subsidiaries, Property Development Centers, LLC and PDC I, Inc., and assets comprised of Safeway’s shopping center portfolio including certain related Safeway stores (“PDC”), and

(y)	Safeway’s 49% interest (the “Casa Ley Interest”) in Casa Ley, S.A. de C.V., a Mexico-based food and general merchandise retailer (“Casa Ley”),
(iii) a pro-rata portion of certain after-tax amounts received by Safeway as dividends or distributions in respect of the Casa Ley Interest or that are paid from the operating earnings of PDC,
(iv) if the closing of the Merger occurs after March 5, 2015, $0.005342 per day for each day from (and including) March 5, 2015 through (and including) the closing
(v) if the sale of the Casa Ley Interest and/or the PDC assets are not fully completed on or prior to the closing of the Merger or there is any deferred consideration that has not been paid to Safeway with respect to pre-closing sales of the Casa Ley Interest and/or the PDC assets, (x) one contingent value right relating to the sale of any remaining Casa Ley Interest and deferred consideration (a “Casa Ley CVR”) and/or (y) one contingent value right relating to the sale of any remaining PDC assets and deferred consideration (which, together with a Casa Ley CVR, is referred to as a “CVR”)
((i), (ii), (iii), (iv) and (v) together, the “ Per Share Merger Consideration”).
Each outstanding Safeway restricted stock award, restricted stock unit and performance share award covering shares of Safeway common stock shall vest and be cancelled in exchange for a right to receive the Per Share Merger Consideration with respect to the shares subject to the applicable award and, if necessary, a CVR.  Each outstanding option to purchase Safeway common stock will vest and be cancelled in exchange for the right to receive a payment equal to the excess, if any, of the cash portion of the Per Share Merger Consideration over the exercise price of the applicable option, and additionally, each Safeway option with an exercise price less than the cash portion of the Per Share Merger Consideration will receive the applicable non-transferable CVR.
Consummation of the Merger is subject to various customary conditions, including, among others, there not having been a “material adverse effect” on Safeway, compliance with covenants and accuracy of representations and warranties (in each case subject to materiality qualifiers), the adoption of the Merger Agreement by the requisite vote of Safeway’s stockholders and expiration of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended. The parties have agreed to use their respective reasonable best efforts to obtain all necessary regulatory approvals for the Merger provided that Albertsons will not be obligated to agree to divestitures or other restrictions that would reasonably be expected to have a material adverse effect on the parties to the Merger Agreement and their respective subsidiaries, taken as a whole, after giving effect to the reasonably anticipated economic benefits of the Merger.
Safeway’s board of directors (the "Board") has recommend to its stockholders that they vote to adopt the Merger Agreement. The Board may change its recommendation to its stockholders to adopt the Merger Agreement in the event that the Company receives an acquisition proposal submitted in accordance with the Merger Agreement that the Board determines constitutes a superior proposal or following the occurrence of one or more other intervening events that were not known or reasonably foreseeable on the date of the Merger Agreement, and in each case, the Board determines in good faith after consultation with its financial advisors and outside legal counsel that failure to make a change in its recommendation would be inconsistent with the directors' fiduciary duties under applicable law. Safeway may also terminate the Merger Agreement to accept a superior proposal in certain circumstances, including payment by Safeway to AB Acquisition of a break-up fee and subject to compliance with the terms of the Merger Agreement. AB Acquisition has the right to terminate the Merger Agreement if the Board changes its recommendation to Safeway’s stockholders to adopt the Merger Agreement in a manner adverse in any material respect to AB Acquisition.
Distribution of Blackhawk Shares
The Merger did not alter Safeway’s previously announced plan to distribute the remaining 37.8 million shares of Blackhawk stock that it owned to its stockholders, which was completed on April 14, 2014.  See Note N. The operating results of Blackhawk have been recast as discontinued operations in the condensed consolidated statements of operations for all periods presented. See Note B.

Restricted Cash

In accordance with the Merger Agreement, the Company is required to contribute $40.0 million cash to PDC. This cash will be held in a reserve account until the earlier to occur of (i) payment in full of the mortgage indebtedness currently encumbering a shopping center in Lahaina, Hawaii and (ii) the release of the Company from any guaranty obligations in connection with such indebtedness.  As of March 22, 2014, Safeway has classified the $40.0 million as restricted cash and recorded it as Other Assets in the condensed consolidated balance sheet. The mortgage is included in Mortgage Notes Payable in Note G.

Inventory
Net income reflects the LIFO method of valuing certain domestic inventories based upon estimated annual inflation. The LIFO method of inventory valuation is determined annually when actual LIFO inflation indices for the year are calculated during the fourth quarter based upon a statistical sampling of inventories; therefore, LIFO inventory costs for interim financial statements are estimated. Safeway recorded no LIFO expense during the first 12 weeks of 2014 or during the first 12 weeks of 2013.
Corporate-Owned Life Insurance ("COLI")
Safeway has COLI policies that have a cash surrender value. During 2013, Safeway borrowed against these policies. The Company has no current intention of repaying the loans prior to maturity or cancellation of the policies. Therefore, the Company offsets the cash surrender value by the related loans. At March 22, 2014, the cash surrender value of the policies was $58.7 million, and the balance of the policy loans was $41.3 million, for a net of $17.4 million.
New Accounting Pronouncements
On April 10, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") No. 2014-08 “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.” ASU No. 2014-08 changes the criteria for reporting discontinued operations and modifies related disclosure requirements. The new guidance is effective on a prospective basis for fiscal years beginning after December 15, 2014, and interim periods within annual periods beginning on or after December 15, 2015. The Company is currently assessing the potential impact of ASU No. 2014-08 on its financial statements.

The Company and Significant Accounting Policies
The Company  Safeway Inc. (“Safeway” or the “Company”) is one of the largest food and drug retailers in the United States, with 1,335 stores as of year-end 2013. Safeway’s U.S. retail operations are located principally in California, Hawaii, Oregon, Washington, Alaska, Colorado, Arizona, Texas, and the Mid-Atlantic region. In support of its retail operations, the Company has an extensive network of distribution, manufacturing and food processing facilities. The Company also owns and operates GroceryWorks.com Operating Company, LLC, an online grocery channel, doing business under the names Safeway.com and Vons.com (collectively “Safeway.com”).
On November 3, 2013, Safeway completed the sale of substantially all of the net assets of Canada Safeway Limited ("CSL" now known as CSL IT Services ULC) to Sobeys Inc. ("Sobeys"), a wholly-owned subsidiary of Empire Company Limited. As a result, the operating results of CSL are reported as discontinued operations in the consolidated statements of income for all periods presented. See Note B to the consolidated financial statements for additional information.
During the fourth quarter of 2013, the Company exited the Chicago market, where it operated 72 Dominick's stores. The operating results of Dominick's are reported as discontinued operations in the consolidated statements of income for all periods presented. In addition, certain assets and liabilities associated with Dominick's are reported as assets and liabilities held for sale in the December 28, 2013 consolidated balance sheet. See Note B to the consolidated financial statements for additional information.
Blackhawk Network Holdings, Inc. (“Blackhawk”), formerly a majority-owned subsidiary of Safeway, is a leading prepaid payment network utilizing proprietary technology to offer a broad range of gift cards, other prepaid products and payment services. Blackhawk’s payment network supports its three primary constituents: consumers who purchase the products and services Blackhawk offers, content providers who offer branded products that are redeemable for goods and services, and distribution partners who sell those products. Blackhawk’s product offerings include gift cards, prepaid telecom products and prepaid financial services products, including general purpose reloadable ("GPR") cards and Blackhawk’s reload network. In the fourth quarter of 2013, Blackhawk acquired InteliSpend Prepaid Solutions TM, a leader in the corporate incentives and consumer promotions marketplace, and Retailo AG, a leading third-party gift card distribution network in Germany, Austria and Switzerland. See Note C to the consolidated financial statements for additional information. On April 14, 2014, Safeway completed the distribution of the remaining 37.8 million shares of Blackhawk stock that it owned to its stockholders.  The operating results of Blackhawk have been recast as discontinued operations in the consolidated statements of income for all periods presented. See Note B to the consolidated financial statements for additional information.
Unless otherwise indicated, the notes accompanying the consolidated financial statements reflect the Company's continuing operations.
The Company also has a 49% ownership interest in Casa Ley, S.A. de C.V. (“Casa Ley”), which operates 200 food and general merchandise stores in Western Mexico.
Basis of Presentation  The consolidated financial statements include Safeway Inc., a Delaware corporation, and all majority-owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America. Intercompany transactions and balances have been eliminated in consolidation. The Company’s investment in Casa Ley is reported using the equity method. Safeway's equity in earnings of Casa Ley is based on financial information prepared in accordance with accounting principles generally accepted in the United States and is recorded on a one-month delay basis because financial information for the latest month is not available from Casa Ley in time to be included in Safeway’s consolidated results until the following reporting period.
Fiscal Year   The Company’s fiscal year ends on the Saturday nearest December 31. The last three fiscal years consist of the 52-week period ended December 28, 2013 (“fiscal 2013” or “2013”), the 52-week period ended December 29, 2012 (“fiscal 2012” or “2012”) and the 52-week period ended December 31, 2011 (“fiscal 2011” or “2011”).
Corrections to Previously Reported Financial Statements Subsequent to the issuance of the fiscal 2012 consolidated financial statements, the Company determined that the accrual for multiemployer health and welfare benefits was understated by $39.5 million as of December 29, 2012 due to certain labor contracts not accounted for on an accrual basis. This understatement originated many years ago. Safeway assessed the materiality of this item on previously issued financial statements in accordance with the SEC’s Staff Accounting Bulletin (“SAB”) No. 99 and concluded that the correction was not material to any of the individual annual or interim periods. Safeway has corrected the accompanying consolidated financial statements by decreasing 2011 Retained Earnings by $24.2 million, and in the 2012 balance sheet, decreasing Current Deferred Income Taxes by $15.3 million and increasing the multiemployer health and welfare accrual within Other Accrued Liabilities by $39.5 million. The effect on the 2012 and 2011 consolidated statement of operations is insignificant. This correction results in no other changes to the consolidated financial statements.
Use of Estimates  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Translation of Foreign Currencies  Assets and liabilities of the Company's foreign subsidiaries and Casa Ley are translated into U.S. dollars at year-end rates of exchange, and income and expenses are translated at average rates during the year. Adjustments resulting from translating financial statements into U.S. dollars, net of applicable income taxes, are included as a separate component in the statement of comprehensive income, within accumulated other comprehensive income in the consolidated balance sheets and within the consolidated statements of stockholders' equity.
After the net asset sale of Canadian operations ("Sale of Canadian Operations"), the adjustments resulting from translation of retained assets and liabilities denominated in Canadian dollars are included in the statement of income as a foreign currency gain or loss. Foreign currency loss was $57.4 million in fiscal 2013.
Revenue Recognition  Retail store sales are recognized at the point of sale. Sales tax is excluded from revenue. Internet sales are recognized when the merchandise is delivered to the customer. Discounts provided to customers in connection with loyalty cards are accounted for as a reduction of sales.
Safeway records a deferred revenue liability when it sells Safeway gift cards. Safeway records a sale when a customer redeems the gift card. Safeway gift cards do not expire. The Company reduces the liability and increases other revenue for the unused portion of gift cards (“breakage”) after two years, the period at which redemption is considered remote. Breakage amounts were $1.9 million, $1.8 million and $2.2 million in 2013, 2012 and 2011, respectively.
The Company, through its former Blackhawk subsidiary, also sells third-party gift cards through Safeway retail operations and through other grocery and convenience store retailers. Safeway earns a commission which is recorded as other revenue when the third-party gift card is sold to the end consumer. The liability for redemption and potential income for breakage remains with the third-party merchant; therefore, Safeway does not record redemption or breakage of these gift cards.
Cost of Goods Sold  Cost of goods sold includes cost of inventory sold during the period, including purchase and distribution costs. These costs include inbound freight charges, purchasing and receiving costs, warehouse inspection costs, warehousing costs and other costs of Safeway’s distribution network. All vendor allowances are recorded as a reduction of cost of goods when earned. Advertising and promotional expenses are also included as a component of cost of goods sold. Such costs are expensed in the period the advertisement occurs. Advertising and promotional expenses totaled $371.6 million in 2013, $415.9 million in 2012 and $407.8 million in 2011.
Cash and Equivalents  Cash and equivalents include short-term investments with original maturities of less than three months and credit and debit card sales transactions which settle within a few business days of year end.
Book overdrafts at year-end 2013 and 2012 of $84.5 million and $25.8 million, respectively, are included in accounts payable.
Receivables  Receivables include pharmacy, gift card receivables and miscellaneous trade receivables.
Merchandise Inventories  Merchandise inventory of $1,643.2 million at year-end 2013 and $1,608.4 million at year-end 2012 is valued at the lower of cost on a last-in, first-out (“LIFO”) basis or market value.  Such LIFO inventory had a replacement or current cost of $1,701.3 million at year-end 2013 and $1,678.9 million at year-end 2012.  Liquidations of LIFO layers during the three years reported did not have a material effect on the results of operations.  The remaining inventory consists primarily of perishables, pharmacy and fuel inventory. Perishables are counted every four weeks and are carried at the last purchased cost or the last four-week average cost, which approximates first-in, first out ("FIFO") cost. Pharmacy and fuel inventories are carried at the last purchased cost, which approximates FIFO cost. The Company records an inventory shrink adjustment upon physical counts and also provides for estimated inventory shrink adjustments for the period between the last physical inventory and each balance sheet date.
Property and Depreciation  Property is stated at cost. Depreciation expense on buildings and equipment is computed on the straight-line method using the following lives:

Stores and other buildings	7 to 40 years
Fixtures and equipment	3 to 15 years

Safeway capitalizes eligible costs to acquire or develop internal-use software that are incurred during the application development stage as part of fixtures and equipment. Capitalized costs related to internal-use software are amortized using the straight-line method over the estimated useful lives of the assets.
Property under capital leases and leasehold improvements is amortized on a straight-line basis over the shorter of the remaining terms of the leases or the estimated useful lives of the assets.
Company-Owned Life Insurance Policies Safeway has company-owned life insurance policies that have a cash surrender value. During 2013, Safeway borrowed against these policies. The Company has no current intention of repaying the loans prior to maturity or cancellation of the policies. Therefore, we offset the cash surrender value by the related loans. At December 28, 2013, the cash surrender value of the policies was $58.5 million, and the balance of the policy loans was $40.9 million, resulting in a net cash surrender value of $17.6 million. At December 29, 2012, the cash surrender value of the policies was $89.0 million, and no policy loans were outstanding.
Employee Benefit Plans  The Company recognizes in its statement of financial position an asset for its employee benefit plan's overfunded status or a liability for underfunded status. The Company measures plan assets and obligations that determine the funded status as of fiscal year end. See Note M.
Self-Insurance  The Company is primarily self-insured for workers’ compensation, automobile and general liability costs. The self-insurance liability is determined actuarially, based on claims filed and an estimate of claims incurred but not yet reported, and is discounted using a risk-free rate of interest. The present value of such claims was calculated using a discount rate of 1.75% in 2013, 0.75% in 2012 and 0.75% in 2011.
A summary of changes in Safeway’s self-insurance liability is as follows (in millions):

	2013	2012	2011
Beginning balance	$480.1	$470.9	$468.5
Expense, including the effect of discount rate	98.6	151.6	151.1
Claim payments	(137.2)	(142.5)	(148.6)
Disposal of discontinued operations	(8.8)	—	—
Currency translation	—	0.1	(0.1)
Ending balance	432.7	480.1	470.9
Less current portion	(108.6)	(137.4)	(129.4)
Long-term portion	$324.1	$342.7	$341.5

The current portion of the self-insurance liability is included in other accrued liabilities, and the long-term portion is included in accrued claims and other liabilities in the consolidated balance sheets. The total undiscounted liability was $477.2 million at year-end 2013 and $496.2 million at year-end 2012.
Deferred Rent
Rent Escalations.  The Company recognizes escalating rent provisions on a straight-line basis over the lease term.
Rent Holidays.  Certain of the Company’s operating leases contain rent holidays. For these leases, Safeway recognizes the related rent expense on a straight-line basis starting at the earlier of the first rent payment or the date of possession of the leased property. The difference between the amounts charged to expense and the rent paid is recorded as deferred lease incentives and amortized over the lease term.
Income Taxes  Income tax expense or benefit reflects the amount of taxes payable or refundable for the current year, the impact of deferred tax liabilities and deferred tax assets, accrued interest on tax deficiencies and refunds and accrued penalties on tax deficiencies. Deferred income taxes represent future net tax effects resulting from temporary differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.
A valuation allowance is established for deferred tax assets if it is more likely than not that these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain. Periodically, the valuation allowance is reviewed and adjusted based on management's assessments of realizable deferred tax assets.
Tax positions are recognized when they are more likely than not to be sustained upon examination.  The amount recognized is measured as the largest amount of benefit that is more likely than not of being realized upon settlement. The Company is subject to periodic audits by the Internal Revenue Service and other foreign, state and local taxing authorities. These audits may challenge certain of the Company’s tax positions such as the timing and amount of income and deductions and the allocation of taxable income to various tax jurisdictions. The Company evaluates its tax positions and establishes liabilities in accordance with the applicable accounting guidance on uncertainty in income taxes.  These tax uncertainties are reviewed as facts and circumstances change and are adjusted accordingly.  This requires significant management judgment in estimating final outcomes. Actual results could materially differ from these estimates and could significantly affect the Company’s effective tax rate and cash flows in future years.
Financial Instruments
Interest rate swaps.  The Company has, from time to time, entered into interest rate swap agreements to change its portfolio mix of fixed- and floating-rate debt to more desirable levels. Interest rate swap agreements involve the exchange with a counterparty of fixed- and floating-rate interest payments periodically over the life of the agreements without exchange of the underlying notional principal amounts. The differential to be paid or received is recognized over the life of the agreements as an adjustment to interest expense. The Company’s counterparties have been major financial institutions.
Energy contracts.  The Company has entered into contracts to purchase electricity and natural gas at fixed prices for a portion of its energy needs. Safeway expects to take delivery of the electricity and natural gas in the normal course of business. Contracts that qualify for the normal purchase exception under derivatives and hedging accounting guidance are not marked to market. Energy purchased under these contracts is expensed as delivered.
Fair Value of Financial Instruments  Disclosures of the fair value of certain financial instruments are required, whether or not recognized in the balance sheet. The Company estimated the fair values presented below using appropriate valuation methodologies and market information available as of year end. Considerable judgment is required to develop estimates of fair value, and the estimates presented are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions or estimation methodologies could have a material effect on the estimated fair values. Additionally, the fair values were estimated at year end, and current estimates of fair value may differ significantly from the amounts presented.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Cash and equivalents, accounts receivable, accounts payable. The carrying amount of these items approximates fair value.
Short-term investments. These investments are readily convertible to cash and the carrying amount of these items approximates fair value.
Notes receivables. The Company's notes receivables, included in other assets, is comprised primarily of notes receivable resulting from the sale of real estate. The fair value of note receivables is estimated by discounting expected future cash flows using interest rates, adjusted for credit risk, at which similar loans could be made under current market conditions. The carrying value of notes receivables, which approximates fair value, was $101.0 million at December 28, 2013 and $130.6 million at December 29, 2012.
Long-term debt, including current maturities.  Market values quoted in public markets are used to estimate the fair value of publicly traded debt. To estimate the fair value of debt issues that are not quoted in public markets, the Company uses those interest rates that are currently available to it for issuance of debt with similar terms and remaining maturities as a discount rate for the remaining principal payments.
Store Lease Exit Costs and Impairment Charges  Safeway regularly reviews its stores’ operating performance and assesses the Company’s plans for certain store and plant closures. Losses related to the impairment of long-lived assets are recognized when expected future cash flows are less than the asset’s carrying value. The Company evaluates the carrying value of the assets in relation to its expected future cash flows. If the carrying value is greater than the future cash flows, a provision is made for the impairment of the assets to write the assets down to estimated fair value. Fair value is determined by estimating net future cash flows, discounted using a risk-adjusted rate of return. The Company calculates impairment on a store-by-store basis. These provisions are recorded as a component of operating and administrative expense.
When stores that are under long-term leases close, the Company records a liability for the future minimum lease payments and related ancillary costs, net of estimated cost recoveries that may be achieved through subletting properties or through favorable lease terminations, discounted using a risk-adjusted rate of interest. This liability is recorded at the time the store is closed. Activity included in the reserve for store lease exit costs is disclosed in Note E.
Accumulated Other Comprehensive Loss  Accumulated other comprehensive loss, net of applicable taxes, consisted of the following at year-end (in millions):

	2013	2012	2011
Translation adjustments	$(139.0)	$399.0	$402.1
Pension and post-retirement benefits adjustment to funded status	(403.0)	(737.8)	(658.1)
Recognition of pension and post-retirement benefits actuarial loss	272.5	265.5	196.0
Other	(1.6)	(0.5)	(1.5)
Total	$(271.1)	$(73.8)	$(61.5)

At the closing of the Sale of Canadian Operations, the Company recorded the related balance of cumulative translation adjustment, pension and post-retirement benefit adjustment to funded status and recognition of pension and post-retirement benefits actuarial loss which related to CSL as part of the gain on the sale. See Note B.
Stock-Based Employee Compensation  Safeway accounts for all share-based payments to employees, including grants of employee stock options, as compensation cost based on the fair value on the date of grant. The Company determines fair value of such awards using the Black-Scholes option pricing model. The Black-Scholes option pricing model incorporates certain assumptions, such as risk-free interest rate, expected volatility, expected dividend yield and expected life of options, in order to arrive at a fair value estimate.
New Accounting Pronouncements
In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Updated ("ASU") No. 2013-02, "Comprehensive Income (Topic 220) Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income", to improve the reporting of reclassifications out of accumulated other comprehensive income. ASU No. 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety from accumulated other comprehensive income to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. Safeway adopted these disclosure amendments in the quarter ended March 23, 2013. The implementation of this update did not impact Safeway's financial position, results of operations or cash flows as it was disclosure-only in nature.

In March 2013, the FASB issued ASU No. 2013-05, “Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity.” The ASU clarifies that when a parent entity ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to apply the guidance in Accounting Standards Codification 830-30 to release any related cumulative translation adjustment into net income. The ASU provides that the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The Company early adopted ASU No. 2013-05 and the effect is included in the gain on the sale of CSL in Note B.